Significant accounting policies, Plant and equipment (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mining Infrastructure [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	10 years	4 years
Mining Infrastructure [Member] | Bottom of Range [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	6 years
Mining Infrastructure [Member] | Top of Range [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	10 years
Mining Servers [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	2 years
Data Centre Infrastructure [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	8 years
Computer and Network Equipment [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	3 years
Leasehold Improvements [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	3 years